2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0	$ 0
Allowance for doutful accounts	29,539		22,612	0
Inventory reserve	67,561		71,414	53,501
Intangible asset impairment			47,975	0
Goodwill impairment	0	$ 0	458,490	0
Deferred tax assets or liabilities	0		0	0
Uncertain tax positions	$ 0		$ 0	$ 0